Share-based payments - Narrative (Details) ¥ in Millions, $ in Millions	3 Months Ended	9 Months Ended
	Dec. 31, 2025 JPY (¥)	Dec. 31, 2025 JPY (¥)	Dec. 31, 2025 USD ($) shares
Thunder Bridge
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Ordinary share per unit delivered once vested | shares			1
Restricted share units
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Cost of RSUs | ¥	¥ 316	¥ 935
Unrecognized costs of unvested RSUs | $			$ 16
Weighted-average recognition period		2 years 2 months 4 days